Condensed Consolidated Interim Statement of Changes in Equity (Unaudited) - CHF (SFr)	Total	Share Capital	Share Premium	FX Translation Reserve	Accumulated Deficit
Balance at Dec. 31, 2014	SFr 53,282,793	SFr 11,604,156	SFr 93,861,171	SFr (51,109)	SFr (52,131,426)
Total comprehensive loss
Net loss	(29,705,063)				(29,705,063)
Other comprehensive (loss)/income	(66,628)			(12,712)	(53,916)
Total comprehensive (loss)/income	(29,771,691)			(12,712)	(29,758,979)
Capital increase from follow-on offering	21,714,877	2,110,000	19,604,877
Transactions with owners of the Company
Transaction costs	(643,796)		(643,796)
Share based payments	311,671		0		311,671
Share issuance costs	(211,142)		(211,142)
Share options exercised	59,200	7,400	51,800
Balance at Dec. 31, 2015	44,741,912	13,721,556	112,662,910	(63,821)	(81,578,733)
Total comprehensive loss
Net loss	(30,662,251)				(30,662,251)
Other comprehensive (loss)/income	(413,825)			(19,723)	(394,102)
Total comprehensive (loss)/income	(31,076,076)			(19,723)	(31,056,353)
Transactions with owners of the Company
Share based payments	290,783				290,783
Issue of bonus shares	188,092	10,325	177,767
Share issuance costs	(1,862)		(1,862)
Balance at Dec. 31, 2016	14,142,849	13,731,881	112,838,815	(83,544)	(112,344,303)
Total comprehensive loss
Net loss	(19,823,881)				(19,823,881)
Other comprehensive (loss)/income	433,416			55,316	378,100
Total comprehensive (loss)/income	(19,390,465)			55,316	(19,445,781)
Transactions with owners of the Company
Transaction costs	(397,685)		(397,685)
Share based payments	259,561				259,561
Capital increase	4,907,841	4,000,000	907,841
Balance at Sep. 30, 2017	(477,899)	17,731,881	113,348,971	(28,228)	(131,530,523)
Balance at Dec. 31, 2016	14,142,849	13,731,881	112,838,815	(83,544)	(112,344,303)
Total comprehensive loss
Net loss	(24,409,474)				(24,409,474)
Other comprehensive (loss)/income	322,477			50,497	271,980
Total comprehensive (loss)/income	(24,086,997)			50,497	(24,137,494)
Transactions with owners of the Company
Transaction costs	(521,515)		(521,515)
Share based payments	354,851				354,851
Capital increase	7,948,603	5,617,675	2,330,928
Balance at Dec. 31, 2017	(2,162,209)	19,349,556	114,648,228	(33,047)	(136,126,946)
Total comprehensive loss
Net loss	(7,805,535)				(7,805,535)
Other comprehensive (loss)/income	1,281,746			(13,116)	1,294,862
Total comprehensive (loss)/income	(6,523,789)			(13,116)	(6,510,673)
Transactions with owners of the Company
Reorganization of group structure		(24,347,208)	24,347,208
Transaction costs	(1,084,109)		(1,084,109)
Share based payments	123,425				123,425
Capital increase	8,905,665	5,478,974	3,426,691
Balance at Sep. 30, 2018	SFr (741,017)	SFr 481,322	SFr 141,338,018	SFr (46,163)	SFr (142,514,194)